Background and Basis of Presentation	12 Months Ended
Mar. 31, 2012
Background and Basis of Presentation [Abstract]
Background and Basis of Presentation

1.  Background and Basis of Presentation

Nature of Operations

James Hardie Industries SE manufactures and sells fibre cement building products for interior and exterior building construction applications primarily in the United States, Australia, New Zealand, the Philippines and Europe.

Background

On 21 August 2009, James Hardie Industries N.V. (“JHI NV”) shareholders approved a plan to transform the Company into a Societas Europaea (“SE”) and, subsequently, change its domicile from The Netherlands to Ireland. On 19 February 2010, the Company was transformed from a Dutch “NV” company to a Dutch “SE” company, and on 17 June 2010, the Company moved its corporate domicile from The Netherlands to Ireland and, in so doing, became an Irish “SE” company. The Company became an Irish tax resident on 29 June 2010 and operates under the name of James Hardie Industries SE (“JHI SE”).

Basis of Presentation

The consolidated financial statements represent the financial position, results of operations and cash flows of JHI SE and its wholly-owned subsidiaries and special purpose entity, collectively referred to as either the “Company” or “James Hardie” and “JHI SE”, together with its subsidiaries as of the time relevant to the applicable reference, the “James Hardie Group,” unless the context indicates otherwise.

Upon shareholder approval of the Amended and Restated Final Funding Agreement on 7 February 2007 (the “AFFA”), the Asbestos Injuries Compensation Fund (“AICF”) was deemed a special purpose entity and, as such, it was consolidated with the results for JHI SE. See Note 2 and Note 11 for additional information.